CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 344,414	$ 222,459	$ 748,693	$ 276,587
Revenue from related party	37,125	750	57,375	2,250
Cost of revenues	130,771	66,895	226,561	219,926
Gross profit	250,768	156,314	579,507	58,911
OPERATING EXPENSES:
Selling & marketing	117,893		167,509
General and administrative	549,433	405,482	1,287,693	731,515
Amortization and depreciation	429,485	56,112	862,168	57,760
Total operating expenses	1,096,811	461,594	2,317,370	789,275
Operating (loss)	(846,043)	(305,280)	(1,737,863)	(730,364)
OTHER INCOME (EXPENSE)
Unrealized gain (loss) on marketable securities	(9,000)	15,000	(18,000)	36,000
Interest expense	(15,767)	(24,863)	(40,933)	(48,000)
Total other income (expense)	(24,767)	(9,863)	(58,933)	(12,000)
Net (loss)	$ (870,810)	$ (315,143)	$ (1,796,796)	$ (742,364)
Net (loss) per common share - basic and diluted (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.02)
Weighted average common shares outstanding - basic and diluted (in shares)	44,385,177	30,005,185	41,668,724	30,005,185